TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes on Income [Line Items]
Israeli Income tax rate	25.00%	24.00%	25.00%
Change in corporate tax rate	25.00%
Tax-exempt period	2 years
Dividend, withholding tax rate	15.00%
Patent use right, period	8 years
Expense deductible period	3 years
Net operating loss	$ 11,264	$ 16,003
Net operating loss carry forwards	40,000
Limitations on utilization of net operating losses as a result of business acquisition	In light of the merger between the Company and Oversi as of December 31, 2012, the net operating losses may be offset against taxable income annually with limitation of up to 20% of the total accumulated losses but no more then 50% of the Company's taxable income.
Capital loss carry forward	27,300
Commencement of production [Member]
Taxes on Income [Line Items]
Tax benefit period	12 years
Approval date [Member]
Taxes on Income [Line Items]
Tax benefit period	14 years
Special Industrial Companies [Member] | Development Zone A [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	5.00%
Special Industrial Companies [Member] | Outside Development Zone [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	8.00%
French income taxes [Member]
Taxes on Income [Line Items]
Net operating loss	3,500	3,400
United States of America [Member]
Taxes on Income [Line Items]
Net operating loss carry forwards	$ 7,300
Years of expiration of operating loss carry forwards	Accumulated losses for tax purposes expire between 2026 and 2031.
2011-2012 [Member] | Development Zone A [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	10.00%
2011-2012 [Member] | Outside Development Zone [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	15.00%
2012-2013 [Member] | Development Zone A [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	7.00%
2012-2013 [Member] | Outside Development Zone [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	12.50%
Thereafter [Member] | Development Zone A [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	6.00%
Thereafter [Member] | Outside Development Zone [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	12.00%
Minimum [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	10.00%
Tax-exempt period	5 years
Minimum [Member] | Trapped Earnings Law [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	6.00%
Maximum [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	25.00%
Tax-exempt period	8 years
Maximum [Member] | Trapped Earnings Law [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	17.60%